UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

                      Tax Exempt Short-Term Fund



[LOGO OF USAA]
    USAA(R)

                                 USAA TAX EXEMPT
                                        SHORT-TERM Fund

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2007

                                                                      (Form N-Q)

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USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Continental Casualty Co., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bears Stearns Co., JP Morgan Chase Bank, NA, & Merrill Lynch & Co.

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USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)


(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following: Bear Stearns, Government National Mortgage Assoc., or Texas Permanent School Fund.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
BAN                 Bond Anticipation Note
COP                 Certificate of Participation
CP                  Commercial Paper
EDA                 Economic Development Authority
ETM                 Escrowed to final maturity
GO                  General Obligation
IDA                 Industrial Development Authority/Agency
IDB                 Industrial Development Board
IDRB                Industrial Development Revenue Bond
ISD                 Independent School District
MERLOT              Municipal Exempt Receipts-Liquidity Optional Tender
MFH                 Multifamily Housing
PCRB                Pollution Control Revenue Bond
PRE                 Prerefunded to a date prior to maturity
PUTTER              Puttable Tax-Exempt Receipts
RB                  Revenue Bond
SAVRS               Select Auction Variable Rate Securities
TAN                 Tax Anticipation Note
USD                 Unified School District

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USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
 ---------------------------------------------------------------------------------------------------------------------------------

                    FIXED-RATE INSTRUMENTS (55.1%)
                    ALABAMA (1.2%)
$  2,000            Mobile IDB PCRB, Series A                                    4.65%               12/01/2011            $ 2,006
                    Montgomery Medical Clinic Board Health Care Facility RB,
   1,165                   Series 2006                                           4.50                 3/01/2012              1,160
   1,265                   Series 2006                                           4.50                 3/01/2013              1,255
   1,200                   Series 2006                                           4.50                 3/01/2014              1,187
   2,480                   Series 2006                                           4.50                 3/01/2015              2,427
   2,595                   Series 2006                                           4.50                 3/01/2016              2,516
     650            P ell City Special Care Facilities Financing Auth. RB,
                          Series 2007A                                           5.00                12/01/2007                653
   1,000            Prattville Industrial Development PCRB, Series 1998          4.90                 9/01/2008              1,006
                                                                                                                   ---------------
                                                                                                                            12,210
                                                                                                                   ---------------
                    ALASKA (0.6%)
                    North Slope Borough GO,
     245                   Series 1998A (INS) (ETM     )                         4.60(a)              6/30/2008                236
   6,255                   Series 1998A (INS)                                    4.60(a)              6/30/2008              6,021
                                                                                                                   ---------------
                                                                                                                             6,257
                                                                                                                   ---------------
                    ARIZONA (0.7%)
                    Arizona Health Facilities Auth. RB,
   1,495                   Series 2004A                                          4.00                 4/01/2010              1,486
   1,350                   Series 2004A                                          4.00                 4/01/2012              1,329
                    Pinal County Correctional Facilities IDA RB,
   1,010                   Series 2006A (INS)                                    5.00                10/01/2010              1,032
   1,000                   Series 2006A (INS)                                    5.25                10/01/2012              1,039
   1,000                   Series 2006A (INS)                                    5.25                10/01/2013              1,043
   1,710                   Series 2006A (INS)                                    5.25                10/01/2014              1,789
                                                                                                                   ---------------
                                                                                                                             7,718
                                                                                                                   ---------------
                    ARKANSAS (0.2%)
   1,635            Springdale Sales and Use Tax RB, Series 2004 (INS)           4.00                 7/01/2016              1,638
                                                                                                                   ---------------
                    CALIFORNIA (2.0%)
                    Golden State Tobacco Securitization Corp. Bonds,
   5,000                   Series 2007A-1                                        5.00                 6/01/2015              5,123
   7,000                   Series 2007A-1                                        5.00                 6/01/2016              7,149
   3,000                   Series 2007A-1                                        5.00                 6/01/2017              3,053
     500            Municipal Finance Auth. COP                                  5.00                 2/01/2009                506
                    Salinas USD GO,
   1,000                   Series 2002A (INS)                                    4.21(a)             10/01/2014                742
   2,000                   Series 2002C (INS)                                    4.21(a)              6/01/2014              1,504
                    Santa Rosa Rancheria Tachi Yokut Tribe Enterprise RB,
   1,040                   Series 2006  (b)                                      4.50                 3/01/2011              1,036
   1,750                   Series 2006  (b)                                      4.88                 3/01/2016              1,750
                                                                                                                   ---------------
                                                                                                                            20,863
                                                                                                                   ---------------
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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
 ---------------------------------------------------------------------------------------------------------------------------------
                   COLORADO (1.9%)
$    680            Beacon Point Metropolitan District RB, Series 2005B
                          (LOC - Compass Bank)                                   4.38%               12/01/2015            $  681
                    Denver Health and Hospital Auth. RB,
   1,250                   Series 1998A  (ETM)                                   5.25                12/01/2007              1,257
   1,250                   Series 1998A  (ETM)                                   5.25                12/01/2008              1,273
     370                   Series 2001A  (ETM)                                   5.25                12/01/2007                372
   1,000                   Series 2007A                                          5.00                12/01/2014              1,030
   1,000                   Series 2007A                                          5.00                12/01/2015              1,029
   1,475                   Series 2007A                                          5.00                12/01/2016              1,514
                    Health Facilities Auth. RB,
   2,000                   Series 2006                                           5.00                 6/01/2012              2,056
   1,335                   Series 2006                                           5.00                 6/01/2013              1,376
   2,000                   Series 2006                                           5.00                 6/01/2015              2,065
   2,000                   Series 2006E                                          5.00                11/15/2015              2,073
   3,000                   Series 2006E                                          5.00                11/15/2016              3,107
   2,220            High Plains Metropolitan District RB, Series 2005B (LOC
                          - Compass Bank)                                        4.38                12/01/2015              2,225
                                                                                                                   ---------------
                                                                                                                            20,058
                                                                                                                   ---------------
                    DISTRICT OF COLUMBIA (0.4%)
   4,200            Community Academy RB, Series 2007 (INS)                      4.50                 5/01/2017              4,153
                                                                                                                   ---------------
                    FLORIDA (0.7%)
   1,340            Clay County Development Auth. IDRB, Series 2002              3.95                 3/01/2011              1,335
   3,700            Jacksonville Economic Development Commission IDRB,                                                       3,694
                          Series 2002                                            4.00                 3/01/2011
   2,000            Palm Beach County School Board COP, Series 2006A (INS)       5.00                 8/01/2015              2,106
                                                                                                                   ---------------
                                                                                                                             7,135
                                                                                                                   ---------------
                    GUAM (0.2%)
                    Education Financing Foundation COP,
   1,000                   Series 2006A                                          4.00                10/01/2013                981
     760                   Series 2006A                                          5.00                10/01/2014                789
                                                                                                                   ---------------
                                                                                                                             1,770
                                                                                                                   ---------------
                    HAWAII (0.5%)
   4,720            Honolulu GO, Series 1999C (INS)                              5.00                 7/01/2008              4,779
                                                                                                                   ---------------
                    IDAHO (0.1%)
   1,005            Health Facilities Auth. RB, Series 1998  (ETM)               5.38                 5/01/2008              1,013
                                                                                                                   ---------------
                    ILLINOIS (3.3%)
  20,000            Chicago Board of Education GO, Series 1999A (INS)            4.50 (a)            12/01/2009             18,222

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
 ---------------------------------------------------------------------------------------------------------------------------------
$  2,515            Chicago Special Assessment Improvement Bonds, Series
                          2002                                                   6.13%               12/01/2012            $ 2,661
                    Health Facilities Auth. RB,
     990                   Series 2001 (Decatur Memorial Hospital)               4.50                10/01/2007                991
   2,000                   Series 2001A (Edward Hospital) (INS)                  4.25                 2/15/2008              2,006
   1,195                   Series 2001A (Edward Hospital) (INS)                  5.00                 2/15/2009              1,217
                    Housing Development Auth. Housing Bonds,
   1,000                   Series 2006G                                          4.15                 1/01/2014                991
     915                   Series 2006G                                          4.15                 7/01/2014                906
   1,145                   Series 2006G                                          4.20                 7/01/2015              1,129
     625                   Series 2006G                                          4.30                 1/01/2016                619
     780                   Series 2006K                                          4.20                 1/01/2014                775
     845                   Series 2006K                                          4.35                 1/01/2016                840
   4,183            Pingree Grove, Special Tax Bonds, Series 05-1                5.25                 3/01/2015              4,274
                                                                                                                   ---------------
                                                                                                                            34,631
                                                                                                                   ---------------
                    INDIANA (0.9%)
   2,060            Health & Educational Facility Auth. RB, Series 2006B         5.00                 2/15/2013              2,118
   3,000            Health Facility Financing Auth. RB, Series 1999A (INS)       5.00                11/01/2009              3,078
   3,750            Port Commission RB                                           4.10                 5/01/2012              3,706
                                                                                                                   ---------------
                                                                                                                             8,902
                                                                                                                   ---------------
                    IOWA (0.1%)
   1,000            Lansing PCRB, Series 1998                                    3.60                11/01/2008                990
                                                                                                                   ---------------
                    KANSAS (1.3%)
   2,000            La Cygne Environmental Improvement RB, Series 2005
                          (INS)                                                  4.05                 3/01/2015              1,998
  11,250            Wyandotte County Special Obligation RB, 2nd Lien Series
                          2005                                                   4.75                12/01/2016              1,406
                                                                                                                   ---------------
                                                                                                                            13,394
                                                                                                                   ---------------
                    LOUISIANA (1.8%)
                    Jefferson Parish School Board RB,
   3,170                   Series 1998 (INS)                                     4.80(a)              9/01/2007              3,149
   2,090                   Series 1998 (INS)                                     4.90(a)              3/01/2008              2,036
                    Plaquemines Port, Harbor, and Terminal District RB,
   5,250                   Series 1985B                                          5.00                 9/01/2007              5,246
   8,000                   Series 1985C                                          5.00                 9/01/2007              7,994
                                                                                                                   ---------------
                                                                                                                            18,425
                                                                                                                   ---------------
                    MARYLAND (1.3%)
  10,000            Anne Arundel County PCRB, Series 1984                        4.10                 7/01/2014              9,914
   3,750            Health and Higher Education Facilities Auth. RB, Series
                           2003C (acquired 3/05/2003; cost $3,750)  (c)          5.00                 2/01/2013              3,868
                                                                                                                   ---------------
                                                                                                                            13,782
                                                                                                                   ---------------
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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
 ---------------------------------------------------------------------------------------------------------------------------------
                    MASSACHUSETTS (1.9%)
                    Commonwealth GO,
$ 12,575                   Series 2000B  (ETM)                                   5.50%                6/01/2008           $ 12,769
   1,425                   Series 2000B  (ETM)                                   5.50                 6/01/2008              1,447
                    Health and Educational Facilities Auth. RB,
   3,645                   Series 1998B (INS)                                    5.25                 7/01/2007              3,645
   1,640                   Series 1998B (INS)                                    5.25                 7/01/2008              1,658
                                                                                                                   ---------------
                                                                                                                            19,519
                                                                                                                   ---------------
                    MICHIGAN (0.7%)
                    Hospital Finance Auth. RB, Genesys Health System Medical
                          Center,
   1,500                   Series 1998A  (ETM)                                   5.50                10/01/2007              1,506
   1,000                   Series 1998A  (ETM)                                   5.50                10/01/2008              1,021
                    Hospital Finance Auth. RB, Henry Ford Health System,
   1,000                   Series 2006A                                          5.00                11/15/2014              1,040
   1,000                   Series 2006A                                          5.00                11/15/2015              1,039
   2,400            Wayne County COP (INS)                                       5.63                 5/01/2011              2,477
                                                                                                                   ---------------
                                                                                                                             7,083
                                                                                                                   ---------------
                    MINNESOTA (0.4%)
   1,000            Higher Education Facilities Auth. RB, Series Six- I          4.00                 4/01/2015                982
                    St. Paul Housing and Redevelopment Auth. Health Care
                          Facility RB,
     250                   Series 2006                                           5.00                 5/15/2013                255
     250                   Series 2006                                           5.00                 5/15/2014                256
     250                   Series 2006                                           5.00                 5/15/2015                255
     300                   Series 2006                                           5.00                 5/15/2016                306
     325                   Series 2006                                           5.25                 5/15/2017                337
   1,645            St. Paul Housing and Redevelopment Auth. Hospital RB,
                          Series 1997A                                           5.35                11/01/2007              1,651
                                                                                                                   ---------------
                                                                                                                             4,042
                                                                                                                   ---------------
                    MISSISSIPPI (1.8%)
                    Jones County Hospital RB,
   1,105                   Series 1997  (ETM)                                    5.10                12/01/2007              1,111
   1,155                   Series 1997  (PRE)                                    5.20                12/01/2008              1,161
   5,155            Lafayette County Hospital RB, Series 1997  (ETM)             5.50                 3/01/2009              5,244
                    Mississippi Hospital Equipment and Facilities Auth. RB,
   4,330                   Series 2006                                           5.00                12/01/2014              4,425
   1,500                   Series 2007A                                          5.00                 8/15/2013              1,547
   2,280                   Series 2007A                                          5.00                 8/15/2014              2,357
   1,000                   Series 2007A                                          5.00                 8/15/2015              1,033
   2,000                   Series 2007A                                          5.00                 8/15/2016              2,064
                                                                                                                   ---------------
                                                                                                                            18,942
                                                                                                                   ---------------

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
 ---------------------------------------------------------------------------------------------------------------------------------
                    MISSOURI (2.0%)
                    Cape Girardeau County IDA RB,
$  1,000                   Series 2007                                           5.00%                6/01/2017            $ 1,026
   1,135                   Series 2007                                           5.00                 6/01/2014              1,170
                    Fenton Tax Increment RB,
   1,000                   Series 2006                                           4.00                 4/01/2009                999
   2,440                   Series 2006                                           4.10                 4/01/2010              2,436
   1,200                   Series 2006                                           5.00                 4/01/2011              1,232
   1,750                   Series 2006                                           5.00                 4/01/2012              1,802
   1,055            Missouri Joint Municipal Electric Utility Commission
                          RB, Series 2006 (INS)                                  5.00                 1/01/2015              1,116
   5,500            Riverside IDA, Series 2007A (INS)                            4.50                 5/01/2016              5,516
   6,000            State Environmental Improvement and Energy Resources
                          Auth. RB, Series 1993                                  4.00                 1/02/2012              5,915
                                                                                                                   ---------------
                                                                                                                            21,212
                                                                                                                   ---------------
                    NEBRASKA (0.3%)
                    Investment Finance Auth. Hospital RB,
     410                   Series 1997 (INS)                                     5.00                11/15/2007                412
     505                   Series 1997 (INS)                                     5.05                11/15/2008                512
   2,570            O'Neil IDRB, Series 2001                                     4.80                 5/01/2009              2,608
                                                                                                                   ---------------
                                                                                                                             3,532
                                                                                                                   ---------------

                   NEW JERSEY (2.5%)
   4,467            Bayonne BAN                                                  4.75                10/26/2007              4,473
   4,500            Bayonne BAN                                                  5.00                10/26/2007              4,508
   1,000            Bayonne Redevelopment Agency Project Notes, Series
                          2007A                                                  5.00                 4/11/2009              1,006
   5,450            Tobacco Settlement Financing Corp. Asset-Backed Bonds,
                          Series 2007-1                                          5.00                 6/01/2014              5,583
   9,640            Transit Corp. COP, Series 2002B                              5.75                 9/15/2014             10,321
                                                                                                                   ---------------
                                                                                                                            25,891
                                                                                                                   ---------------
                    NEW MEXICO (0.5%)
                    Jicarilla Apache Nation RB,
   1,500                   Series 2003A  (b)                                     5.00                 9/01/2011              1,527
   1,850                   Series 2003A  (b)                                     5.00                 9/01/2013              1,890
   2,120            Sandoval County Incentive Payment RB, Series 2005            4.00                 6/01/2015              2,083
                                                                                                                   ---------------
                                                                                                                             5,500
                                                                                                                   ---------------
                    NEW YORK (9.4%)
   2,450            Albany IDA RB, Series 2002A                                  5.25                 7/01/2008              2,463
                    Dormitory Auth. RB, Bronx-Lebanon Hospital Center,
   2,000                   Series 2006                                           4.00                 2/15/2015              1,972
   2,000                   Series 2006                                           4.00                 8/15/2015              1,968
   5,000            Dormitory Auth. RB, Good Samaritan Hospital, Series
                          1998A (INS) (ETM)                                      5.50                 7/01/2009              5,163
                    Dormitory Auth. RB, Jamaica Hospital,
   2,675                   Series 2007                                           4.00                 2/15/2015              2,646

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
$    720                   Series 2007                                           4.00%                2/15/2016            $   706
                    Dormitory Auth. RB, NYU Hospitals Center,
   1,000                   Series 2006A                                          5.00                 7/01/2013              1,028
   2,510                   Series 2006A                                          5.00                 7/01/2014              2,584
   3,145                   Series 2006A                                          5.00                 7/01/2015              3,234
   3,710                   Series 2007A                                          5.00                 7/01/2013              3,794
   4,095                   Series 2007A                                          5.00                 7/01/2015              4,183
   3,295                   Series 2007A                                          5.00                 7/01/2016              3,358
   4,000            East Rochester Housing Auth. RB, Series 2002A (NBGA)         3.75                12/20/2012              3,956
                    New York City GO,
   6,420                   Series 1998F                                          5.50                 8/01/2007              6,430
   1,085                   Series 1999H  (ETM)                                   5.00                 3/15/2008              1,095
   1,915                   Series 1999H                                          5.00                 3/15/2008              1,932
   3,940                   Series 2001A  (ETM)                                   5.00                 5/15/2008              3,986
   9,640                   Series 2006J-1                                        5.00                 6/01/2014             10,144
                    New York City Transitional Finance Auth. RB,
   2,150                   Series 1999A  (ETM)                                   5.00                 8/15/2008              2,182
   7,850                   Series 1999A (economically defeased)                  5.00                 8/15/2008              7,967
   2,500            Seneca Nation Indians Capital Improvements Auth.
                          Special Obligation RB, Series A  (b)                   5.25                12/01/2016              2,578
   5,095            Suffolk County IDA RB, Series 2006                           4.30                11/01/2011              5,079
                    Thruway Auth. Highway and Bridge Trust Fund Bonds,
  10,000                   Series 1999B (INS) (ETM)                              5.00                 4/01/2008             10,100
   7,650                   Series 2000B (INS) (ETM)                              5.50                 4/01/2008              7,755
   1,275            Ulster County IDA RB, Series 1999 (LOC - Manufacturers
                          & Traders Trust Co.)                                   5.20                11/15/2009              1,298
                                                                                                                   ---------------
                                                                                                                            97,601
                                                                                                                   ---------------
                    NORTH CAROLINA (0.2%)
   2,100            Medical Care Commission Retirement Facilities RB,
                          Series 2007                                            4.38                 7/01/2017              2,019
                                                                                                                   ---------------
                    OHIO (0.5%)
   1,285            American Municipal Power, BAN, Series 2000                   4.00                 8/17/2007              1,285
                    Franklin County Health Care Facilities RB,
     475                   Series 1997                                           5.15                 7/01/2007                475
     600                   Series 1997                                           5.25                 7/01/2008                605
                    Miami County Hospital Facilities RB,
   1,240                   Series 2006                                           5.25                 5/15/2011              1,283
   1,865                   Series 2006                                           5.25                 5/15/2012              1,939
                                                                                                                   ---------------
                                                                                                                             5,587
                                                                                                                   ---------------
                    OKLAHOMA (0.7%)
                    Cherokee Nation Health Care System RB,
   1,200                   Series 2006 (INS) (b)                                 4.10                12/01/2011              1,195
   2,150                   Series 2006 (INS) (b)                                 4.30                12/01/2016              2,123
                    Norman Regional Hospital Auth. RB,
   1,685                   Series 2007 (INS)                                     5.00                 9/01/2011              1,742
   1,000                   Series 2007 (INS)                                     5.00                 9/01/2013              1,040

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                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
$  1,090                   Series 2007 (INS)                                     5.00%                9/01/2014            $ 1,135
                                                                                                                   ---------------
                                                                                                                             7,235
                                                                                                                   ---------------
                    OREGON (0.5%)
   5,400            Tri-County Metropolitan Transportation District RB,
                          Series 2006 (INS)                                      4.00                 5/01/2014              5,367
                                                                                                                   ---------------
                    PENNSYLVANIA (0.5%)
   1,000            Allegheny County Hospital Development Auth.  RB, Series
                          2007A                                                  5.00                11/15/2009              1,007
                    Montgomery County IDA RB,
   1,500                   Series 2006B                                          5.00                11/15/2016              1,548
   2,000                   Series 2006B                                          5.00                11/15/2017              2,053
                                                                                                                   ---------------
                                                                                                                             4,608
                                                                                                                   ---------------
                    PUERTO RICO (4.3%)
   5,000            Government Development Bank CP                               4.10                 8/08/2007              4,999
   4,800            Government Development Bank CP                               4.10                 9/10/2007              4,799
  11,585            Government Development Bank CP                               4.25                10/10/2007             11,582
  15,500            Government Development Bank CP                               4.30                11/16/2007             15,497
   7,500            Government Development Bank Notes, Series 2006B              5.00                12/01/2014              7,834
                                                                                                                   ---------------
                                                                                                                            44,711
                                                                                                                   ---------------
                    SOUTH CAROLINA (0.6%)
   2,125            Georgetown County PCRB, Series 1999A                         5.13                 2/01/2012              2,178
   3,000            Jobs EDA Health Facilities RB, Series 2002F-1 (INS)          4.05                 4/01/2013              2,977
   1,485            SCAGO Educational Facilities Corp. Union School
                          District RB, Series 2006 (INS)                         4.00                12/01/2016              1,433
                                                                                                                   ---------------
                                                                                                                             6,588
                                                                                                                   ---------------
                    TENNESSEE (0.1%)
     965            Springfield Hospital RB, Series 1998                         4.90                 8/01/2008                966
                                                                                                                   ---------------
                    TEXAS (6.4%)
   2,485            Austin Higher Education Auth. RB, Series 1998                4.80                 8/01/2009              2,499
     670            Bexar County Health Facilities Development Corp. RB,                                                     4
                          Series 2007                                            5.00                 7/01/2011                684
   2,095            Duncanville ISD GO, Series 2001A (NBGA)                      4.42 (a)             2/15/2008              2,046
                    Gregg County Health Facilities Development Corp. Hospital
                          RB,
   1,335                   Series 2006A                                          5.00                10/01/2015              1,369
   2,105                   Series 2006A                                          5.00                10/01/2016              2,154
     750            Harlandale ISD School Refunding Bonds, Series 2000
                          (NBGA)                                                 5.10(a)              8/15/2008                719
   1,110            Harrison County Health Facilities Development Corp. RB,
                          Series 1998 (INS) (ETM)                                4.90                 1/01/2008              1,116
                    Hidalgo County Health Services Corp. RB,
   1,090                   Series 2005                                           4.00                 8/15/2008              1,086
     190                   Series 2005                                           5.00                 8/15/2010                193

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
$  3,000            Houston ISD GO, Series 1999A (NBGA)                          4.55%(a)             2/15/2009            $ 2,814
                    Houston ISD Public Facility Corp. RB,
   3,885                   Series 1998A (INS)                                    4.85(a)              9/15/2007              3,854
   3,885                   Series 1998A (INS)                                    4.90(a)              9/15/2008              3,709
   4,805                   Series 1998B (INS)                                    4.85(a)              9/15/2007              4,766
   5,260                   Series 1998B (INS)                                    4.90(a)              9/15/2008              5,022
                    Lewisville ISD Tax Refunding Bonds,
   4,000                   Series 2006 (NBGA)                                    4.01(a)              8/15/2010              3,529
   3,000                   Series 2006 (NBGA)                                    4.07(a)              8/15/2011              2,536
   2,440            Lewisville RB, Series 1998 (INS)                             5.00                 9/01/2010              2,467
                    Midlothian Development Auth. RB,
     500                   Series 2007A (INS)                                    5.00                11/15/2011                518
     760                   Series 2007A (INS)                                    5.00                11/15/2012                789
     535                   Series 2007A (INS)                                    5.00                11/15/2013                557
     560                   Series 2007A (INS)                                    5.00                11/15/2014                584
     390                   Series 2007A (INS)                                    5.00                11/15/2015                407
                    Northwest ISD GO,
   1,220                   Series 2006 (NBGA)                                    4.01(a)              2/15/2013                965
   1,000                   Series 2006 (NBGA)                                    4.07(a)              2/15/2014                755
   8,150            Plano ISD GO, Series 2001 (NBGA)                             4.42 (a)             2/15/2008              7,958
                    San Leanna Education Facilities Corp. RB,
   1,000                   Series 2007                                           5.00                 6/01/2013              1,030
   1,585                   Series 2007                                           5.00                 6/01/2017              1,636
                    Tarrant County Cultural Education Facilities Finance
                          Corp. RB,
   1,250                   Series 2006A                                          5.75                11/15/2015              1,310
   1,000                   Series 2007                                           5.00                 5/15/2011              1,020
   1,470                   Series 2007                                           5.00                 5/15/2015              1,507
                    Wylie ISD GO,
   1,580                   Series 2001 (NBGA) (ETM)                              4.29(a)              8/15/2007              1,572
     800                   Series 2001 (NBGA)                                    4.29(a)              8/15/2007                796
     710                   Series 2001 (NBGA) (ETM)                              4.40(a)              8/15/2008                680
     675                   Series 2001 (NBGA)                                    4.40(a)              8/15/2008                647
   1,225                   Series 2001 (NBGA) (ETM)                              4.50(a)              8/15/2009              1,128
   2,155                   Series 2001 (NBGA)                                    4.50(a)              8/15/2009              1,982
                                                                                                                   ---------------
                                                                                                                            66,404
                                                                                                                   ---------------
                    UTAH (1.8%)
  18,470            Jordanelle Special Service District, BAN, Series
                          2007(acquired 06/14/2006; cost $18,470)  (c)           4.58                 6/20/2009             18,485
                                                                                                                   ---------------
                    VIRGINIA (2.2%)
  18,665            Chesapeake Port Facility IDA RB, Series 2004                 3.90                 3/01/2013             18,214
   3,000            Chesterfield County IDA PCRB, Series 1987C                   4.95                12/01/2007              3,004
   2,000            Newport News IDA IDRB, Series 2000                           5.50                 9/01/2008              2,041
                                                                                                                   ---------------
                                                                                                                            23,259
                                                                                                                   ---------------
                    WISCONSIN (0.6%)
   6,885            Kenosha GO, Series 1998B (INS) (ETM)                         4.50 (a)            10/15/2008              6,555
                                                                                                                   ---------------
                    Total Fixed-Rate Instruments (cost: $573,955)                                                          572,824
                                                                                                                   ---------------

                                                                              11

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------

                    PUT BONDS (18.0%)
                    ARIZONA (2.0%)
                    Maricopa County PCRB,
$ 10,000                   Series 2000B                                          2.90%                6/01/2035            $ 9,731
  11,000                   Series 2003A                                          4.00                 1/01/2038             10,957
                                                                                                                   ---------------
                                                                                                                            20,688
                                                                                                                   ---------------
                    CALIFORNIA (3.2%)
   5,975            Fresno MFH RB, Series 1997A                                  4.88                 1/01/2028              6,024
                    Health Facilities Financing Auth. RB,
     245                   Series H  (PRE)                                       4.45                 7/01/2026                250
   2,755                   Series H                                              4.45                 7/01/2026              2,784
                    Statewide Communities Development Auth. RB,
   5,000                   Series 1999F                                          5.30                 6/01/2029              5,061
   5,775                   Series 2002C                                          3.85                11/01/2029              5,653
   5,000                   Series 2006B (INS)                                    4.10                 4/01/2028              4,983
   8,500                   Series I                                              3.45                 4/01/2035              8,207
                                                                                                                   ---------------
                                                                                                                            32,962
                                                                                                                   ---------------
                    COLORADO (0.3%)
   3,000            Health Facilities Auth. RB, Series 2004B                     3.75                 6/01/2034              2,976
                                                                                                                   ---------------
                    FLORIDA (1.4%)
                    Highlands County Health Facilities Auth. RB,
   5,000                   Series 2002                                           3.95                11/15/2032              4,885
   7,500                   Series 2005I                                          5.00                11/15/2029              7,660
   2,500            Univ. Athletic Association, Inc. RB, Series 2001 (LOC -
                          SunTrust Bank)                                         2.80                10/01/2031              2,449
                                                                                                                   ---------------
                                                                                                                            14,994
                                                                                                                   ---------------
                    ILLINOIS (1.9%)

                    Educational Facilities Auth. RB,
   1,250                   Series 1998A                                          4.13                 3/01/2030              1,234
   1,250                   Series 1998A                                          4.13                 3/01/2030              1,219
   2,500                   Series 1998B                                          4.05                 7/01/2025              2,502
   1,550                   Series 2000A                                          3.35                 3/01/2034              1,523
   12,000                  Series 2000A                                          3.65                 3/01/2034             11,777
   1,900                   Series 2002                                           3.90                11/01/2036              1,873
                                                                                                                   ---------------
                                                                                                                            20,128
                                                                                                                   ---------------
                    IOWA (0.8%)
   8,500            Chillicothe PCRB, Series 1998                                3.60                11/01/2023              8,418
                                                                                                                   ---------------
                    LOUISIANA (1.4%)
   10,000           Local Government Environmental Facilities and Community
                          Development Auth. RB, Series 2000 (INS)                2.95                 3/01/2030              9,853

12

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
$  5,000            Offshore Terminal Auth. RB, Series 2001                      3.65%               10/01/2021            $ 4,988
                                                                                                                   ---------------
                                                                                                                            14,841
                                                                                                                   ---------------
                    MISSOURI (0.4%)
   4,000            Bi-State Development Agency Mass Transit Sales Tax
                          Appropriation Bonds, Series 2005A (LOC - JPMorgan
                          Chase Bank, N.A.)                                      3.95                10/01/2035              4,002
                                                                                                                   ---------------
                    NEW MEXICO (0.5%)
   5,500            Farmington PCRB, Series 2002A (INS)                          4.00                 6/01/2032              5,431
                                                                                                                   ---------------
                    NEW YORK (0.3%)
   1,970            Amherst IDA RB, Series 2006A (INS)                           4.20                10/01/2031              1,967
   1,100            Brookhaven IDA RB, Series 2001 (LOC - North Fork Bank)       4.25                11/01/2037              1,100
                                                                                                                   ---------------
                                                                                                                             3,067
                                                                                                                   ---------------
                    OHIO (0.2%)
   2,015            Allen County Economic Development RB, Series 1998 (LOC
                          - National City Bank)                                  3.00                 4/15/2018              1,999
                                                                                                                   ---------------
                    RHODE ISLAND (0.2%)
   2,280            Health and Educational Building Corp. RB, Series 2003B
                          (LOC - Citizens Bank of Rhode Island)                  2.55                 9/15/2033              2,263
                                                                                                                   ---------------
                    TEXAS (2.3%)
   9,895            Northside ISD Refunding Bonds, Series 2006C (NBGA)           4.10                 6/01/2035              9,862
                    Red River Education Finance Corp. RB,
  12,000                   Series 2001                                           2.75                 3/01/2031             11,649
   2,500                   Series 2004 (LOC - Allied Irish Banks plc)            2.10                12/01/2034              2,471
                                                                                                                   ---------------
                                                                                                                            23,982
                                                                                                                   ---------------
                    VIRGINIA (0.4%)
   3,750            Peninsula Ports Auth. Coal Terminal RB, Series 2003          3.30                10/01/2033              3,705
                                                                                                                   ---------------
                    WYOMING (2.7%)
   15,000           Lincoln County PCRB, Series 1991                             3.40                 1/01/2016             14,514
   14,000           Sweetwater County PCRB                                       3.90                12/01/2014             13,555
                                                                                                                   ---------------
                                                                                                                            28,069
                                                                                                                   ---------------
                    Total Put Bonds (cost: $189,706)                                                                       187,525
                                                                                                                   ---------------

                                                                              13

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------

                    PERIODIC AUCTION RESET BONDS (6.3%)
                    ARIZONA (1.2%)
$ 12,000            Maricopa County IDA MFH RB, Series 2003B                     4.15%                1/01/2039           $ 12,000
                                                                                                                   ---------------
                    CALIFORNIA (1.8%)
                    Statewide Communities Development Auth. COP, SAVRS,
   9,700                   Series 1998 (INS)                                     4.00                12/01/2028              9,700
   7,600                   Series 1999 (INS)                                     3.95                 5/15/2029              7,600
     700                   Series TJT5 (INS)                                     4.15                 5/15/2029                700
   1,200                   Series TMG9 (INS)                                     4.15                 5/15/2029              1,200
                                                                                                                   ---------------
                                                                                                                            19,200
                                                                                                                   ---------------
                    FLORIDA (1.6%)
   7,250            Brevard County Health Facilities Auth. RB, SAVRS,
                          Series 1998 (INS)                                      4.08                12/01/2028              7,250
   9,750            Volusia County IDA RB, SAVRS, Series 1998 (INS)              4.08                12/01/2028              9,750
                                                                                                                   ---------------
                                                                                                                            17,000
                                                                                                                   ---------------
                    OKLAHOMA (1.2%)
  12,000            Tulsa County Industrial Auth. MFH RB, SAVRS, Series
                          2002B                                                  4.05                 1/01/2039             12,000
                                                                                                                   ---------------
                    TEXAS (0.5%)
   5,100            Housing Options, Inc. MFH RB, Series 2003A                   4.00                 1/01/2039              5,100
                                                                                                                   ---------------
                    Total Periodic Auction Reset Bonds (cost: $65,300)                                                      65,300
                                                                                                                   ---------------

                    VARIABLE-RATE DEMAND NOTES (20.0%)
                    ALABAMA (3.7%)
  38,750            McIntosh IDRB, Series 1998D                                  4.05                 7/01/2028             38,750
                                                                                                                   ---------------
                    ARIZONA (0.9%)
   9,035            Maricopa County IDA RB, PUTTER, Series 1911 (LIQ) (b)        3.87                 1/01/2013              9,035
                                                                                                                   ---------------
                    CALIFORNIA (1.6%)
   1,500            Golden State Tobacco Securitization Corp. RB, Series
                          2007A-1, Trust Certificates, Series 7044
                          (LIQ)(NBGA) (b)                                        3.79                 6/01/2047              1,500
   1,735            Los Angeles USD GO, PUTTER, Series 1711P (INS)(LIQ) (b)      3.87                 1/01/2015              1,735
  13,430            State GO, Series 2003, PUTTER, Series 1695 (LIQ) (b)         3.83                 2/01/2012             13,430
                                                                                                                   ---------------
                                                                                                                            16,665
                                                                                                                   ---------------

14

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
                    DELAWARE (1.0%)
$ 10,100            EDA RB, Series 1999A                                         4.00%                7/01/2024           $ 10,100
                                                                                                                   ---------------
                    FLORIDA (0.1%)
     720            Board of Education Lottery RB, P-FLOAT, Series EC-1002
                          (INS)(LIQ) (b)                                         3.82                 7/01/2020                720
                                                                                                                   ---------------
                    GEORGIA (0.4%)
   4,000            La Grange Development Auth. RB, Series 1989                  4.00                10/01/2012              4,000
                                                                                                                   ---------------
                    IDAHO (1.9%)
  19,885            American Falls Reservoir District RB, Series 2000            4.10                 2/01/2025             19,885
                                                                                                                   ---------------
                    INDIANA (0.6%)
   6,000            Purdue Univ. RB, Series 2006W, P-FLOAT, Series PT-3510
                          (LIQ) (b)                                              3.80                 7/01/2026              5,998
                                                                                                                   ---------------
                    LOUISIANA (1.0%)
                    Public Facilities Auth. Equipment and Capital Facilities
                          Pooled Loan Program RB,
   4,680                   Series 2000 (LOC - Capital One, N.A.)                 3.98                 7/01/2027              4,680
   4,350                   Series 2001 (LOC - Capital One, N.A.)                 3.98                 7/01/2023              4,350
   2,055                   Series 2001 (LOC - Capital One, N.A.)                 4.23                 7/01/2023              2,055
                                                                                                                   ---------------
                                                                                                                            11,085
                                                                                                                   ---------------
                    MICHIGAN (2.1%)
   7,300            Job Development Auth. PCRB, Series 1985 (LOC - Sumitomo
                          Mitsui Banking Corp.)                                  6.23                10/01/2008              7,300
  14,200            Strategic Fund PCRB, Series 1985                             7.00                12/01/2008             14,200
                                                                                                                   ---------------
                                                                                                                            21,500
                                                                                                                   ---------------
                    MISSOURI (0.5%)
   4,864            Branson Creek Community Improvement District Special
                          Assessment Bonds, Series 2002 (LOC - Regions
                          Bank)                                                  4.01                 3/01/2022              4,864
                                                                                                                   ---------------
                    MULTI-STATE (0.5%)
   5,455            P-FLOAT, Series EC-001 (INS)(LIQ) (b)                        3.95                10/01/2035              5,455
                                                                                                                   ---------------
                    OHIO (1.6%)
   9,700            Air Quality Development Auth. PCRB, Series 1995B             3.89                 9/01/2030              9,700
   7,540            Marion County RB, Series 2002 (LOC - Sky Bank)               4.23                 9/01/2024              7,540
                                                                                                                   ---------------
                                                                                                                            17,240
                                                                                                                   ---------------

                                                                              15

  P O R T F O L I O
--------------------------------------------------------------------------------
                         of INVESTMENTS (in thousands)
                         (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

PRINCIPAL                                                                       COUPON                   FINAL              MARKET
   AMOUNT           SECURITY                                                      RATE                MATURITY               VALUE
----------------------------------------------------------------------------------------------------------------------------------
                    PENNSYLVANIA (0.9%)
$  9,100            Berks County IDA RB, Series 1982 (INS)                       4.75%                7/01/2016            $ 9,100
                                                                                                                   ---------------
                    TEXAS (1.2%)
  12,895            State Transportation Commission Highway RB, Series
                          2006A, P-FLOAT, Series PT-3740 (LIQ) (b)               3.80                 4/01/2020             12,890
                                                                                                                   ---------------
                    WYOMING (2.0%)
   8,485            Converse County PCRB, Series 1992                            4.09                12/01/2020              8,485
                    Sweetwater County PCRB,
   9,335                   Series 1992A                                          4.09                12/01/2020              9,335
   3,500                   Series 1992B                                          4.09                12/01/2020              3,500
                                                                                                                   ---------------
                                                                                                                            21,320
                                                                                                                   ---------------
                    Total Variable-Rate Demand Notes (cost: $208,607)                                                      208,607
                                                                                                                   ---------------


                    TOTAL INVESTMENTS (COST: $1,037,569)                                                             $   1,034,256
                                                                                                                   ===============

16

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include

  N O T E S
--------------------------------------------------------------------------------
                     to Portfolio of INVESTMENTS
                     (continued)

USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2007 (UNAUDITED)

fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2007, were $2,473,000 and $5,786,000, respectively, resulting in net unrealized depreciation of $3,313,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,040,382,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES
(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2007, was $22,353,000, which represented 2.1% of the Fund's net assets.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
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By:*     /s/ DEBRA K. DUNN
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         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.